Organization and Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets Useful Lives (Detail)	12 Months Ended
Dec. 30, 2016
Trademarks
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of intangibles	10 years
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of intangibles	10 years
Developed Technology
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of intangibles	7 years